Supplemental Guarantor Information Supplemental Guarantor Information Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010
Assets	$ 12,423.8	$ 12,697.6
Total liabilities	4,733.6	4,855.0
MCBC stockholders' equity	7,647.9	7,798.8
Liabilities and Equity	12,423.8	12,697.6
Restatement Adjustment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0
Assets	12,423.8	12,697.6
Net investment in and advances to subsidiaries	0
Total liabilities	4,733.6
MCBC stockholders' equity	7,647.9	7,798.8
Liabilities and Equity	12,423.8	12,697.6
Parent Guarantor and 2007 Issuer [Member] | Restatement Adjustment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	7,925.2	7,443.3
Assets	8,664.3	8,535.0
Net investment in and advances to subsidiaries	0
Total liabilities	1,016.4
MCBC stockholders' equity	8,267.8	7,800.8
Liabilities and Equity	8,664.3	8,535.0
2002 Issuer [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,941.0	4,044.5
Assets	6,196.2	4,289.6
Net investment in and advances to subsidiaries	0	0
Total liabilities	1,026.0	227.7
MCBC stockholders' equity	5,209.5	4,913.9
Liabilities and Equity	6,196.2	4,289.6
2002 Issuer [Member] | Restatement Adjustment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,686.2	4,043.0
Assets	5,941.4	4,288.1
Net investment in and advances to subsidiaries	0
Total liabilities	1,026.0
MCBC stockholders' equity	4,954.7	4,912.4
Liabilities and Equity	5,941.4	4,288.1
Subsidiary Guarantors
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	310.3
Assets	10,040.6	9,338.0
Net investment in and advances to subsidiaries	279.6	0
Total liabilities	4,181.2	6,497.6
MCBC stockholders' equity	10,784.5	9,891.8
Liabilities and Equity	10,040.6	9,338.0
Subsidiary Guarantors | Restatement Adjustment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	611.5	725.7
Assets	10,652.1	9,753.4
Net investment in and advances to subsidiaries	0
Total liabilities	3,901.6
MCBC stockholders' equity	11,675.6	10,307.2
Liabilities and Equity	10,652.1	9,753.4
Non-Guarantor Subsidiaries [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	4,774.0	4,876.8
Assets	9,222.1	8,411.1
Net investment in and advances to subsidiaries	0	0
Total liabilities	7,433.1	8,880.3
MCBC stockholders' equity	1,746.7	1,867.2
Liabilities and Equity	9,222.1	8,411.1
Non-Guarantor Subsidiaries [Member] | Restatement Adjustment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	4,774.0	4,876.8
Assets	9,222.1	8,411.1
Net investment in and advances to subsidiaries	0
Total liabilities	7,433.1
MCBC stockholders' equity	1,746.7	1,867.2
Liabilities and Equity	9,222.1	8,411.1
Consolidation, Eliminations [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(18,640.2)	(16,772.1)
Assets	(21,699.4)	(17,973.3)
Net investment in and advances to subsidiaries	(279.6)	0
Total liabilities	(8,923.1)	(11,486.7)
MCBC stockholders' equity	(18,360.6)	(16,772.1)
Liabilities and Equity	(21,699.4)	(17,973.3)
Consolidation, Eliminations [Member] | Restatement Adjustment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(18,996.9)	(17,088.8)
Assets	(22,056.1)	(18,290.0)
Net investment in and advances to subsidiaries	0
Total liabilities	(8,643.5)
MCBC stockholders' equity	(18,996.9)	(17,088.8)
Liabilities and Equity	$ (22,056.1)	$ (18,290.0)